Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Servicing loans for participants	$ 62,800,000	$ 41,100,000
Company acquired loans with fair value	345,300,000
Loans for deterioration of credit quality	27,700,000
Nonaccretable discount	7,600,000
No. of accruing loans	0	0
Loans acquired with evidence of credit deterioration	1,300,000	2,300,000
Non accrual loans acquired with evidence of credit deterioration	1,200,000	3,900,000
Additional funds advanced in connection with impaired construction loans	2,900,000
Interest on loan		4.50%	1.50%	0.46%	2.63%	2.46%
Maturity period of loan		30 years	9 months	2 years	10 years	16 years
Loans modified as TDRs on non-accrual status, minimum period	6 months
Loans modified as TDRs qualify for return to accrual status if demonstrated performance with modified terms of loan agreement, minimum period	6 months
Allocated component included in allowance for loan losses	12,000	226,000
Charge-offs related to the TDRs modified	$ 996,000	$ 0